Stockholders' Equity - Additional Information (Details)	1 Months Ended					6 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($) shares	Jan. 31, 2022 $ / shares shares	Aug. 31, 2021 $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 Vote shares
Class Of Stock [Line Items]
Votes per each common stock share | Vote							1
Common stock shares reserved for issuance							5,956,282
Additional rights or options granted		0
Issuance of common stock, stock options exercised, Shares				90,415
Common stock in connection with exercise of non-qualified stock options, Shares		21,853	21,853	73,496
Common Stock In Connection With Exercise of Non Qualified Stock Options Shares Withheld for taxes.				16,919
Stock option strike price | $ / shares		$ 2.02	$ 2.02	$ 0.38
Consulting Services [Member]
Class Of Stock [Line Items]
Additional rights or options granted	0				0
Shares issued in exchange for consulting services	50,000				9,000
Fair value of stock issued in exchange for consulting services | $	$ 67,000				$ 60,391
June 2021 Offering
Class Of Stock [Line Items]
Shares issued price per share | $ / shares						$ 3
Proceeds from issuance of common stock | $						$ 41,100,000
Offering costs, underwriting discounts and commissions | $						$ 3,900,000
Issued and sold fully paid non-assessable shares of common stock						15,000,000